Document and Entity Information	Sep. 15, 2021
Cover [Abstract]
Entity Registrant Name	WVS FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000910679
Document Type	8-K
Document Period End Date	Sep. 15, 2021
Entity Incorporation State Country Code	PA
Entity File Number	0-22444
Entity Tax Identification Number	25-1710500
Entity Address, Address Line One	9001 Perry Highway
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15237
City Area Code	(412)
Local Phone Number	364-1911
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	WVFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false